UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON LIFESTYLE ALLOCATION 85%

LEGG MASON LIFESTYLE ALLOCATION 70%

LEGG MASON LIFESTYLE ALLOCATION 50%

LEGG MASON LIFESTYLE ALLOCATION 30%

FORM N-Q

APRIL 30, 2014

LEGG MASON LIFESTYLE ALLOCATION 85%

Schedules of investments (unaudited)	April 30, 2014

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS † - 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			4,924,276	$74,159,599
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			4,411,731	85,675,816
Legg Mason Strategic Real Return Fund, Class IS Shares			3,763,627	54,610,222
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			390,363	80,094,618
ClearBridge Appreciation Fund, Class IS Shares			4,249,665	82,995,948
ClearBridge International Value Fund, Class IS Shares			6,812,562	78,753,213
ClearBridge Mid Cap Core Fund, Class IS Shares			1,192,684	38,010,832
ClearBridge Small Cap Growth Fund, Class IS Shares			1,827,243	50,468,455
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			5,590,923	88,895,669
The Royce Fund - Royce Value Fund, Institutional Class Shares			4,062,235	54,799,543
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			1,423,794	16,345,151
Western Asset High Yield Fund, Class IS Shares			2,379,446	22,033,666
Western Asset Total Return Unconstrained Fund, Class IS Shares			2,831,993	30,274,010

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $499,326,765)				757,116,742

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
Interest in $1,600,000,000 joint tri-party repurchase agreement dated 4/30/14 with RBS Securities Inc.; Proceeds at maturity - $536,926; (Fully collateralized by various U.S. government obligations, 0.125% to 1.625% due 1/15/15 to 7/15/23; Market value - $547,665)	0.040%	5/1/14	$536,925	536,925
Interest in $459,133,000 joint tri-party repurchase agreement dated 4/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $154,075; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 7/31/14 to 2/15/43; Market value - $157,988)	0.050%	5/1/14	154,075	154,075

TOTAL SHORT-TERM INVESTMENTS (Cost - $691,000)				691,000

TOTAL INVESTMENTS - 100.1% (Cost - $500,017,765#)				757,807,742
Liabilities in Excess of Other Assets - (0.1)%				(588,589)

TOTAL NET ASSETS - 100.0%				$757,219,153

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 70%

Schedules of investments (unaudited) (continued)	April 30, 2014

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS † - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			2,060,716	$31,034,382
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			2,679,644	52,038,682
Legg Mason Strategic Real Return Fund, Class IS Shares			2,470,097	35,841,109
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			230,918	47,379,752
ClearBridge Appreciation Fund, Class IS Shares			2,575,772	50,304,821
ClearBridge International Value Fund, Class IS Shares			3,159,514	36,523,979
ClearBridge Mid Cap Core Fund, Class IS Shares			696,362	22,193,063
ClearBridge Small Cap Growth Fund, Class IS Shares			866,363	23,928,944
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			3,335,201	53,029,697
The Royce Fund - Royce Value Fund, Institutional Class Shares			1,900,895	25,643,077
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			4,520,942	51,900,412
Western Asset High Yield Fund, Class IS Shares			2,114,641	19,581,572
Western Asset Total Return Unconstrained Fund, Class IS Shares			4,647,299	49,679,624

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $343,010,701)				499,079,114

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
Interest in $1,600,000,000 joint tri-party repurchase agreement dated 4/30/14 with RBS Securities Inc.; Proceeds at maturity - $427,365; (Fully collateralized by various U.S. government obligations, 0.125% to 1.625% due 1/15/15 to 7/15/23; Market value - $435,913)	0.040%	5/1/14	$427,364	427,364
Interest in $459,133,000 joint tri-party repurchase agreement dated 4/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $122,636; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 7/31/14 to 2/15/43; Market value - $125,750)	0.050%	5/1/14	122,636	122,636

TOTAL SHORT-TERM INVESTMENTS (Cost - $550,000)				550,000

TOTAL INVESTMENTS - 100.0% (Cost - $343,560,701#)				499,629,114
Liabilities in Excess of Other Assets - (0.0)%				(143,415)

TOTAL NET ASSETS - 100.0%				$499,485,699

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 50%

Schedules of investments (unaudited) (continued)	April 30, 2014

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS † - 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			856,557	$12,899,753
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			1,148,743	22,308,596
Legg Mason Strategic Real Return Fund, Class IS Shares			1,511,441	21,931,004
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			95,285	19,550,497
ClearBridge Appreciation Fund, Class IS Shares			1,090,442	21,296,329
ClearBridge International Value Fund, Class IS Shares			1,131,493	13,080,059
ClearBridge Mid Cap Core Fund, Class IS Shares			345,877	11,023,105
ClearBridge Small Cap Growth Fund, Class IS Shares			428,509	11,835,430
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			1,454,966	23,133,961
The Royce Fund - Royce Value Fund, Institutional Class Shares			940,082	12,681,705
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			6,788,444	77,931,338
Western Asset High Yield Fund, Class IS Shares			1,971,002	18,251,483
Western Asset Total Return Unconstrained Fund, Class IS Shares			3,695,135	39,500,994

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $226,496,735)				305,424,254

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
Interest in $1,600,000,000 joint tri-party repurchase agreement dated 4/30/14 with RBS Securities Inc.; Proceeds at maturity - $212,905; (Fully collateralized by various U.S. government obligations, 0.125% to 1.625% due 1/15/15 to 7/15/23; Market value - $217,164)	0.040%	5/1/14	$212,905	212,905
Interest in $459,133,000 joint tri-party repurchase agreement dated 4/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $61,095; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 7/31/14 to 2/15/43; Market value - $62,647)	0.050%	5/1/14	61,095	61,095

TOTAL SHORT-TERM INVESTMENTS (Cost - $274,000)				274,000

TOTAL INVESTMENTS - 100.1% (Cost - $226,770,735#)				305,698,254
Liabilities in Excess of Other Assets - (0.1)%				(193,113)

TOTAL NET ASSETS - 100.0%				$305,505,141

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 30%

Schedules of investments (unaudited) (continued)	April 30, 2014

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS † - 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			483,467	$7,281,019
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			323,325	6,278,978
Legg Mason Strategic Real Return Fund, Class IS Shares			713,836	10,357,767
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			23,794	4,881,958
ClearBridge Appreciation Fund, Class IS Shares			312,844	6,109,840
ClearBridge Mid Cap Core Fund, Class IS Shares			170,159	5,422,974
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			419,325	6,667,270
The Royce Fund - Royce Value Fund, Institutional Class Shares			397,550	5,362,950
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			5,164,141	59,284,336
Western Asset High Yield Fund, Class IS Shares			1,444,035	13,371,761
Western Asset Total Return Unconstrained Fund, Class IS Shares			2,034,593	21,749,796

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $116,121,648)				146,768,649

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $1,600,000,000 joint tri-party repurchase agreement dated 4/30/14 with RBS Securities Inc.; Proceeds at maturity - $224,561; (Fully collateralized by various U.S. government obligations, 0.125% to 1.625% due 1/15/15 to 7/15/23; Market value - $229,052)	0.040%	5/1/14	$224,561	224,561
Interest in $459,133,000 joint tri-party repurchase agreement dated 4/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $64,440; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 7/31/14 to 2/15/43; Market value - $66,076)	0.050%	5/1/14	64,439	64,439

TOTAL SHORT-TERM INVESTMENTS (Cost - $289,000)				289,000

TOTAL INVESTMENTS - 100.0% (Cost - $116,410,648#)				147,057,649
Other Assets in Excess of Liabilities - 0.0%				46,887

TOTAL NET ASSETS - 100.0%				$147,104,536

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Lifestyle Allocation 50% (“Allocation 50%”) and Legg Mason Lifestyle Allocation 30% (“Allocation 30%”) (collectively, the “Funds”) are separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Each Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedules of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Allocation 85%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$757,116,742	—	—	$757,116,742
Short-term investments†	—	$691,000	—	691,000

Total investments	$757,116,742	$691,000	—	$757,807,742

†	See Schedules of Investments for additional detailed categorizations.

Allocation 70%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$499,079,114	—	—	$499,079,114
Short-term investments†	—	$550,000	—	550,000

Total investments	$499,079,114	$550,000	—	$499,629,114

†	See Schedules of Investments for additional detailed categorizations.

Allocation 50%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$305,424,254	—	—	$305,424,254
Short-term investments†	—	$274,000	—	274,000

Total investments	$305,424,254	$274,000	—	$305,698,254

†	See Schedules of Investments for additional detailed categorizations.

Allocation 30%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$146,768,649	—	—	$146,768,649
Short-term investments†	—	$289,000	—	289,000

Total investments	$146,768,649	$289,000	—	$147,057,649

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Allocation 85%	$257,789,977	—	$257,789,977
Allocation 70%	156,068,413	—	156,068,413
Allocation 50%	78,927,519	—	78,927,519
Allocation 30%	30,647,001	—	30,647,001

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended April 30, 2014, the Fund did not invest in any derivative instruments.

4. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2014. The following transactions were effected in shares of such Underlying Funds for the period ended April 30, 2014.

		Purchased		Sold
Legg Mason Lifestyle Allocation 85%	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason Batterymarch International Equity Trust, Class IS Shares	$71,458,785	$722,608	48,379	$1,849,810	103,809	—	—	$74,159,599	$(305,921)

Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	80,903,578	833,778	43,772	1,753,320	94,455	—	—	85,675,816	28,091

Notes to Schedules of Investments (unaudited) (continued)

Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class IS Shares	52,436,798	518,795	36,193	1,112,207	77,850	—	—	54,610,222	(3,774)
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	78,014,217	759,665	3,625	1,258,637	7,871	—	—	80,094,618	364,426
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	79,776,345	815,250	42,112	1,738,998	90,742	—	—	82,995,948	2,826
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	76,253,987	759,665	66,163	1,589,236	141,947	—	—	78,753,213	33,827
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	37,241,199	370,568	11,446	772,710	24,759	—	—	38,010,832	19,028
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	54,332,930	537,324	18,065	856,104	38,880	—	—	50,468,455	291,916
Legg Mason Partners Equity Trust - Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	84,860,758	852,307	54,109	1,779,299	116,801	—	—	88,895,669	41,699
The Royce Fund - Royce Value Fund, Institutional Class Shares	52,708,609	537,324	39,889	1,135,200	85,886	—	—	54,799,543	6,190

Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	16,192,263	316,116	27,693	359,283	31,789	$145,655	—	16,345,151	2,813
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	21,578,001	550,270	59,597	472,533	51,361	327,929	—	22,033,666	(234)
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	30,031,471	504,410	47,422	634,330	59,317	207,956	—	30,274,010	(4,598)

	$735,788,941	$8,078,080		$15,311,667		$681,540	—	$757,116,742	$476,289

		Purchased		Sold
Legg Mason Lifestyle Allocation 70%	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason Batterymarch International Equity Trust, Class IS Shares	$29,912,885	$322,774	21,563	$645,715	45,368	—	—	$31,034,382	$29,265
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	49,142,361	529,349	27,807	1,090,003	58,718	—	—	52,038,682	16,964
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class IS Shares	34,422,530	361,507	25,232	751,535	53,141	—	—	35,841,109	4,442
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	46,158,787	477,705	2,281	505,857	4,842	—	—	47,379,752	493,114

Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	48,355,841	516,438	26,691	1,075,907	56,299	—	—	50,304,821	4,061
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	35,373,216	374,418	32,548	731,421	68,447	—	—	36,523,979	51,556
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	21,751,245	232,397	7,175	474,415	15,193	—	—	22,193,063	11,571
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	25,767,464	271,130	9,095	425,005	19,176	—	—	23,928,944	141,978
Legg Mason Partners Equity Trust - Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	50,636,464	542,260	34,445	936,332	72,759	—	—	53,029,697	197,635
The Royce Fund - Royce Value Fund, Institutional Class Shares	24,677,526	271,130	20,128	563,978	42,657	—	—	25,643,077	3,006
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	51,387,062	994,404	87,124	1,110,430	97,669	$462,472	—	51,900,412	1,937
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	19,179,755	498,074	53,945	432,839	46,970	291,499	—	19,581,572	(852)
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	49,298,112	857,781	80,650	1,081,114	101,733	341,342	—	49,679,624	(1,145)

	$486,063,248	$6,249,367		$9,824,551		$1,095,313	—	$499,079,114	$953,532

Notes to Schedules of Investments (unaudited) (continued)

		Purchased		Sold
Legg Mason Lifestyle Allocation 50%	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason Batterymarch International Equity Trust, Class IS Shares	$12,392,056	$186,174	12,471	$276,147	19,472	—	—	$12,899,753	$13,582
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	20,999,755	317,592	16,658	489,338	26,203	—	—	22,308,596	4,904
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class IS Shares	20,994,355	306,640	21,410	475,000	33,508	—	—	21,931,004	2,199
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	18,986,385	273,786	1,314	337,519	2,066	—	—	19,550,497	88,552
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	20,405,508	306,640	15,858	474,188	24,851	—	—	21,296,329	3,012
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	12,626,439	186,174	16,235	248,826	25,342	—	—	13,080,059	40,903
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	10,764,220	153,320	4,749	234,373	7,454	—	—	11,023,105	4,227

Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	12,700,089	186,174	6,335	228,999	9,801	—	—	11,835,430	60,729
Legg Mason Partners Equity Trust - Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	22,017,612	328,543	20,890	420,547	32,787	—	—	23,133,961	90,738
The Royce Fund - Royce Value Fund, Institutional Class Shares	12,163,408	186,174	13,828	289,367	21,790	—	—	12,681,705	361
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	76,908,910	1,800,896	157,749	1,722,066	151,396	$692,611	—	77,931,338	2,670
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	17,814,556	533,794	57,815	409,735	44,456	270,960	—	18,251,483	(707)
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	39,068,315	840,172	78,943	885,048	83,459	270,698	—	39,500,994	1,180

	$297,841,608	$5,606,079		$6,491,153		$1,234,269	—	$305,424,254	$312,350

		Purchased		Sold
Legg Mason Lifestyle Allocation 30%	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason Batterymarch International Equity Trust, Class IS Shares	$7,093,204	$77,776	5,235	$213,742	16,067	—	—	$7,281,019	$25,215

Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	5,994,483	66,110	3,485	174,329	10,799	—	—	6,278,978	28,784
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class IS Shares	10,056,209	108,887	7,629	327,281	23,561	—	—	10,357,767	7,259
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	4,804,676	50,555	246	111,226	755	—	—	4,881,958	44,096
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	5,931,575	62,221	3,238	189,178	9,984	—	—	6,109,840	1,987
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	5,371,438	58,332	1,823	137,947	5,610	—	—	5,422,974	41,271
Legg Mason Partners Equity Trust - Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	6,434,343	69,999	4,484	158,136	13,829	—	—	6,667,270	56,925
The Royce Fund - Royce Value Fund, Institutional Class Shares	5,217,932	58,332	4,361	154,266	13,509	—	—	5,362,950	24,951
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	59,526,972	1,158,197	101,436	2,109,306	186,587	$512,879	—	59,284,336	16,687
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	13,231,690	339,626	36,784	424,334	46,781	193,247	—	13,371,761	5,789

Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	21,818,493	383,186	35,991	714,755	67,543	148,293	—	21,749,796	2,116

	$145,481,015	$2,433,221		$4,714,500		$854,419	—	$146,768,649	$255,080

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	June 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	June 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 24, 2014